                                                              File No. 33-119923

                              As filed May 19, 2005
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [X] Post-Effective Amendment No. __1__
                        (Check appropriate box or boxes)

                            Voyageur Investment Trust
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:

Shares of  beneficial  interest,  no par value,  of  Delaware  Tax-Free  Florida
Insured  Fund.  No filing fee is due  because  Registrant  is relying on Section
24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

Part A, the definitive Proxy  Statement/Prospectus  dated December 29, 2004, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended
[Accession No.  0000950116-05-000348]  on January 31, 2005, and is  incorporated herein by reference.

                                     PART B

Part B, the Statement of Additional  Information  dated  December 29, 2004,  has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended
[Accession No.  0000950116-05-000348]  on January 31, 2005, and is  incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VIII of the  Declaration of Trust  (February
          16, 1994) incorporated into this filing by reference to Post-Effective
          Amendment No. 11 to Form N-1A [File No. 33-42827] filed April 30, 1996 and  Article  VI of  the  By-Laws  is  incorporated  by  reference  to
          Registrant's  registration  statement  filed on Form  N-14  [File  No.
          333-119923] on October 25, 2004.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the previously filed documents as indicated below, except for 4(a), 12(a),
          16(a), 17(a), 17(b) and 17(c):

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Agreement  and  Declaration  of Trust  (February  16,  1994)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 11 filed April 30, 1996.

          (2)  Copies of the existing  by-laws or  corresponding  instruments of the Registrant;

               (a)  Amended  and   Restated   By-Laws   (August  19,   2004)  is
                    incorporated by reference to Post-Effective Amendment No. 24 filed December 3, 2004.

          (3)  Copies of any voting  trust  agreement  affecting  more than five percent of any class of equity securities of the Registrant;

               Not Applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Agreement  and Plan of  Reorganization  (April 7, 2005),  is
                    filed electronically herewith as Exhibit No. EX-99.4(a).

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 11 filed
                    April 30, 1996.

               (b)  By-Laws.  Article II of By-Laws is incorporated by reference to Post-Effective Amendment No. 24 filed December 3, 2004.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment  Management  Agreement (January 1, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of each Fund  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 20 filed October 30, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Executed  Distribution  Agreement  (April 19, 2001)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Fund,  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 21 filed October 31, 2001.

               (b)  Form of Second Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (August 21, 2003) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on behalf of the Registrant,  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No.  23  filed
                    October 31, 2003.

               (c)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 22 filed
                    November 18, 2002.

               (d)  Vision  Mutual  Fund  Gateway   Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 18, 2002.

               (e)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 18, 2002.

               (f)  Bank/Trust  Agreement  (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed
                    November 18, 2002.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not Applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Form  of  Amended  and  Restated  Mutual  Fund  Custody  and
                    Services  Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 22 filed November 18, 2002.

               (b)  Form of  Amendment  No. 1 to  Appendix D of the  Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    (September   2003)  between   Mellon  Bank,   N.A.  and  the
                    Registrant  is  incorporated  by reference  to  Registrant's registration  statement filed on Form N-14 filed October 25,
                    2004.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plans  under  Rule  12b-1 for Class A,  Class B and C Shares
                    (April 19, 2001)  incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 31, 2001.

               (b)  Plan under Rule  18f-3  (May  2003)  incorporated  into this filing by reference to Post-Effective Amendment No. 23 filed
                    October 31, 2003.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion and consent of legal  counsel is  incorporated  into this filing by reference to Post-Effective  Amendment No. 15 filed August 29, 1998 .

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  (April 11,  2005),  is filed electronically herewith as Exhibit No. EX-99.12(a).

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed October 31, 2001.

                    (i)  Executed  Schedule B (May 15, 2003) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  23 filed
                         October 31, 2003.

                    (ii) Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 23
                         filed October 31, 2003.

               (b)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 13 filed August 28, 1997.

                    (i)  Executed Amendment No. 27 (October 1, 2003) to Schedule
                         A of Delaware Family of Funds Fund Accounting Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 23 filed October 31, 2003.

                    (ii) Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Group of Funds Fund Accounting  Agreement  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 22 filed November 18, 2002.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Ernst & Young LLP, Independent  Registered Public
                    Accounting  Firm  for the  Registrant,  is  incorporated  by reference to  Registrant's  Registration  Statement filed on
                    Form   N-14   on   December   23,   2004    [Accession   No.
                    0000950116-04-003893].

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not Applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Power of Attorney of Trustees and Chief Financial Officer is
                    filed electronically herewith as Exhibit No. EX-99.16(a).

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for Delaware  Investments  Family of Funds is
                    filed electronically herewith as Exhibit No. EX-99.17(a).

               (b)  Code of Ethics for Delaware  Management Company (a series of
                    Delaware    Management    Business   Trust)   and   Delaware
                    Distributors,  L.P.,  is filed  electronically  herewith  as
                    Exhibit No. EX-99.17(b).

               (c)  Code of Ethics for Lincoln Financial  Distributors,  Inc. is
                    filed electronically herewith as Exhibit No. EX-99.17(c).

Item 17. Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment the opinion of counsel  regarding the tax  consequences of the proposed  reorganization  required by Item 16 (12) of Form
               N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  registration  statement under Rule 485(b) under the Securities Act and has duly  caused  this  registration  statement  to be signed  on its  behalf by the undersigned,  duly authorized,  in the City of Philadelphia and the Commonwealth
of Pennsylvania on the 18th day of May, 2005.

                                              VOYAGEUR INVESTMENT TRUST

                                              By:/s/Jude T. Driscoll
                                                    Jude T. Driscoll
                                                        Chairman

     As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                             Title                            Date

/s/Jude T. Driscoll             Chairman/President/Chief            May 18, 2005
Jude T. Driscoll                Executive Officer (Principal
                                Executive Officer) and Trustee

/s/Thomas L. Bennett    *       Trustee                             May 18, 2005
Thomas L. Bennett

/s/John A. Fry          *       Trustee                             May 18, 2005
John A. Fry

/s/Anthony D. Knerr     *       Trustee                             May 18, 2005
Anthony D. Knerr

/s/Lucinda S. Landreth  *       Trustee                             May 18, 2005
Lucinda S. Landreth

/s/Ann R. Leven         *       Trustee                             May 18, 2005
Ann R. Leven

/s/Thomas F. Madison    *       Trustee                             May 18, 2005
Thomas F. Madison

/s/Janet L. Yeomans     *       Trustee                             May 18, 2005
Janet L. Yeomans

/s/J. Richard Zecher    *       Trustee                             May 18, 2005
J. Richard Zecher

/s/Michael P. Bishof    *       Senior Vice President/Chief         May 18, 2005
Michael P. Bishof               Financial Officer (Principal
                                Accounting Officer)

                             * By: /s/Jude T. Driscoll
                                   Jude T. Driscoll
                                 as Attorney-in-Fact for
                              each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.      Exhibit
-----------      -------

EX-99.4(a)       Agreement and Plan of Reorganization (April 7, 2005)

EX-99.12(a)      Opinion and Consent of Counsel Supporting Tax Matters and
                 Consequences to Shareholders (April 11, 2005)

EX-99.16(a)      Power of Attorney for Trustees and Chief Financial Officer
                 (May 18, 2005)

EX-99.17(a)      Code of Ethics of the Registrant

EX-99.17(b)      Code of Ethics of Delaware Management Company, a series of
                 Delaware Management Business Trust, and Delaware Distributors,
                 L.P.

EX-99.17(c)      Code of Ethics of Lincoln Financial Distributors, Inc.